Consolidated statement of financial position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 127,688,000	$ 145,925,000
Property, plant and equipment	492,952,000	509,648,000
Right-of-use assets	108,598,000	158,448,000
Other non-current receivables	7,848,000	5,534,000
Deferred tax assets	5,860,000	2,293,000
Total non-current assets	742,946,000	821,848,000
Current assets
Inventories	114,475,000	95,661,000
Trade receivables	100,955,000	105,519,000
Current tax assets	243,000	435,000
Other current receivables	17,818,000	32,229,000
Prepaid expenses	23,413,000	27,711,000
Short-term investments	0	249,937,000
Cash and cash equivalents	82,644,000	295,572,000
Total current assets other than assets held for sale	339,548,000	807,064,000
Assets held for sale	142,703,000	0
Total current assets	482,251,000	807,064,000
TOTAL ASSETS	1,225,197,000	1,628,912,000
Equity
Share capital	105,000	105,000
Treasury shares	0
Other contributed capital	1,628,045,000	1,628,103,000
Foreign currency translation reserve	(171,483,000)	(74,486,000)
Accumulated deficit	(665,524,000)	(308,423,000)
Total equity attributable to shareholders of the parent	791,143,000	1,245,299,000
Non-current liabilities
Lease liabilities	82,285,000	126,516,000
Liabilities to credit institutions	2,668,000	0
Deferred tax liabilities	0	2,677,000
Provisions	7,194,000	11,033,000
Total non-current liabilities	92,147,000	140,226,000
Current liabilities
Lease liabilities	16,823,000	16,703,000
Liabilities to credit institutions	49,922,000	5,987,000
Trade payables	82,516,000	93,043,000
Current tax liabilities	5,515,000	567,000
Other current liabilities	11,823,000	9,614,000
Accrued expenses	123,037,000	117,473,000
Provisions	3,800,000	0
Total current liabilities other than Liabilities directly associated with the assets held for sale	293,436,000	243,387,000
Liabilities directly associated with the assets held for sale	48,471,000	0
Total current liabilities	341,907,000	243,387,000
Total liabilities	434,054,000	383,613,000
TOTAL EQUITY AND LIABILITIES	$ 1,225,197,000	$ 1,628,912,000